LONG-TERM DEFERRED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Deferred Expenses

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Convertible bond issuance costs (Note 21)	19,718	4,080	655
Arrangement fees for non-current bank borrowings	25,580	20,931	3,360
Others	4,404	189	30

	49,702	25,200	4,045